Related Parties - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2017 GBP (£) Contract	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2016 GBP (£) Contract	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense	$ 4,042		$ 3,203		$ 1,888
Dividend income (from investments in securities)	375		264		$ 456
Royal Dutch Shell Dividend Access Trust [Member] | Shell Transport
Disclosure Of Transactions Between Related Parties [Line Items]
Dividend income (from investments in securities) | £		£ 2,970		£ 2,533		£ 2,726
Royal Dutch Shell Dividend Access Trust [Member] | BG Group Plc [Member] |
Disclosure Of Transactions Between Related Parties [Line Items]
Dividend income (from investments in securities) | £		1,597		1,346
Royal Dutch Shell Dividend Access Trust [Member] | Shareholders' [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Dividend distributions | £		£ 4,567		£ 3,879		£ 2,726
Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense	26		19
Guaranteed contractual payments	$ 58,527		$ 61,684
Parent [Member] | Subsidiary
Disclosure Of Transactions Between Related Parties [Line Items]
Open foreign currency contracts | Contract	0	0	0	0
Parent [Member] | Shell Petroleum
Disclosure Of Transactions Between Related Parties [Line Items]
Interest Income	$ 19		$ 12
Parent [Member] | Shell Petroleum | London Interbank Offered Rate
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries, adjustment to interest rate basis	0.058%		0.103%
Parent [Member] | Shell Treasury Centre Limited | Subsidiary
Disclosure Of Transactions Between Related Parties [Line Items]
Interest Income	$ 5		$ 4
Interest on euro balances	0.10%	0.10%	0.10%	0.10%
Parent [Member] | Shell Treasury Centre Limited | London Interbank Offered Rate | Subsidiary | U S D
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries, adjustment to interest rate basis	0.058%		0.103%
Parent [Member] | Shell Treasury Centre Limited | London Interbank Offered Rate | Subsidiary | G B P
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries, adjustment to interest rate basis	0.137%		0.137%
Parent [Member] | Shell Treasury Luxembourg Sarl | Subsidiary
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on euro balances	0.10%	0.10%	0.10%	0.10%
Interest bearing receivable	$ 1,289		$ 1,183
Interest bearing payable	4,707		4,408
Interest expense	$ 26		$ 19